Intangible Assets - Schedule of Goodwill (Details) - USD ($)	May 31, 2021	May 31, 2020
Goodwill	$ 5,180,141	$ 5,155,141
The Simplicity Esports, LLC [Member]
Goodwill	4,456,250	4,456,250
PLAYLive Nation, Inc [Member]
Goodwill	698,891	698,891
Ft. Bliss [Member]
Goodwill	$ 25,000	$ 25,000